Investments - Unrealized Gains and Losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Deferred income tax expense	$ (8,084)	$ (2,598)
Net unrealized gain, net of deferred income tax expense	15,831	7,060
Change in net unrealized gains, net of deferred income tax expense	8,771
Common Stock
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain (loss) on securities	(390)
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain (loss) on securities	(308)	(652)
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain (loss) on securities	$ 24,613	$ 10,310